Supplemental guarantor consolidated statement of comprehensive income (Detail) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		SFr 1,184	SFr 1,371	SFr 1,124	SFr 2,556	[1],[2]	SFr 2,401	[1],[2]
Foreign currency translation, net of tax					(2)		14
Total other comprehensive income that may be reclassified to the income statement, net of tax					(320)		(1,641)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans					239		166
Own credit on financial liabilities designated at fair value, net of tax					417		(254)
Total other comprehensive income		1,066	(732)	(1,064)	334		(1,715)
Total comprehensive income		2,250	639	60	2,889		686
OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		569	(889)	(1,119)	(320)		(1,641)
OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		497	157	55	654		(74)
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		1,183	1,370	1,123	2,553		2,354
Foreign currency translation, net of tax					0		0
Total other comprehensive income that may be reclassified to the income statement, net of tax		569	(889)	(1,119)	(320)		(1,641)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans					239		166
Own credit on financial liabilities designated at fair value, net of tax					417		(254)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		499	157	42	656		(87)
Total other comprehensive income		1,068	(732)	(1,077)	336		(1,729)
Total comprehensive income		2,251	638	46	2,889		625
Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		747	(383)	(969)	364		(1,337)
Financial assets measured at fair value through other comprehensive income, net of tax		(18)	(51)	(115)	(69)		(72)
Cash flow hedges, net of tax		(161)	(454)	(35)	(615)		(233)
Total other comprehensive income that may be reclassified to the income statement, net of tax					(320)		(1,641)
Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		252	(13)	115	239		166
Own credit on financial liabilities designated at fair value, net of tax		248	170	(73)	417		(254)
Total other comprehensive income that will not be reclassified to the income statement, net of tax					656		(87)
Comprehensive income attributable to preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		0	0	0	0		46
Foreign currency translation, net of tax							14
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0	0	16	0		14
Total other comprehensive income		0	0	16	0		14
Total comprehensive income		0	0	16	0		60
Comprehensive income attributable to preferred noteholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		0	0	16	0		14
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		1	1	1	3		1
Foreign currency translation, net of tax					(2)		(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(2)	0	(2)	(2)		(1)
Total other comprehensive income		(2)	0	(2)	(2)		(1)
Total comprehensive income		(1)	1	(2)	1		1
Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		SFr (2)	SFr 0	SFr (2)	(2)		(1)
Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(3,038)		(1,514)
Total comprehensive income					(3,046)		(1,352)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(3,038)		(1,514)
Total other comprehensive income					(8)		162
Total comprehensive income					(3,046)		(1,352)
Elimination entries | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax					(5)		212
Financial assets measured at fair value through other comprehensive income, net of tax					0		(68)
Cash flow hedges, net of tax					(3)		1
Total other comprehensive income that may be reclassified to the income statement, net of tax					(8)		144
Elimination entries | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans					(1)		18
Total other comprehensive income that will not be reclassified to the income statement, net of tax					(1)		18
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					2,993		1,283	[3]
Total comprehensive income					3,166		810	[4]
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					2,993		1,237	[4]
Total other comprehensive income					173		(487)	[4]
Total comprehensive income					3,166		749	[4]
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax					38		(198)	[4]
Financial assets measured at fair value through other comprehensive income, net of tax					0		(21)	[4]
Cash flow hedges, net of tax					(568)		(134)	[4]
Total other comprehensive income that may be reclassified to the income statement, net of tax					(530)		(354)	[4]
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans					285		120	[4]
Own credit on financial liabilities designated at fair value, net of tax					417		(254)	[4]
Total other comprehensive income that will not be reclassified to the income statement, net of tax					703		(133)	[4]
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[4]						60
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					1,240		1,267	[3]
Total comprehensive income					1,117		1,151	[4]
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					1,240		1,267	[4]
Total other comprehensive income					(123)		(115)	[4]
Total comprehensive income					1,117		1,151	[4]
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax					0		0	[4]
Financial assets measured at fair value through other comprehensive income, net of tax					0		(1)	[4]
Cash flow hedges, net of tax					(28)		(99)	[4]
Total other comprehensive income that may be reclassified to the income statement, net of tax					(28)		(100)	[4]
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans					(95)		(16)	[4]
Total other comprehensive income that will not be reclassified to the income statement, net of tax					(95)		(16)	[4]
UBS Americas Inc. | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[5]						591
Total comprehensive income	[6]						(369)
UBS Americas Inc. | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[6]						591
Total other comprehensive income	[6]						(960)
Total comprehensive income	[6]						(369)
UBS Americas Inc. | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	[6]						(1,011)
Financial assets measured at fair value through other comprehensive income, net of tax	[6]						21
Cash flow hedges, net of tax	[6]						0
Total other comprehensive income that may be reclassified to the income statement, net of tax	[6]						(990)
UBS Americas Inc. | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans	[6]						31
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[6]						31
Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					1,361	[7]	774	[5]
Total comprehensive income					1,653	[8]	445	[6]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					1,358	[8]	773	[6]
Total other comprehensive income					294	[8]	(329)	[6]
Total comprehensive income					1,652	[8]	444	[6]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax					331	[8]	(339)	[6]
Financial assets measured at fair value through other comprehensive income, net of tax					(69)	[8]	(2)	[6]
Cash flow hedges, net of tax					(17)	[8]	0	[6]
Total other comprehensive income that may be reclassified to the income statement, net of tax					245	[8]	(342)	[6]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans					49	[8]	13	[6]
Total other comprehensive income that will not be reclassified to the income statement, net of tax					49	[8]	13	[6]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income					SFr 1	[8]	SFr 1	[6]

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[3]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP.

[4]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP.

[5]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.
[6]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.
[7]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

[8]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.